Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share of common stock - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (86,696)	$ 5,643,078	$ 8,816,873	$ (1,674,526)
Denominator:
Basic and diluted weighted average shares outstanding	458,716	25,300,000	25,095,264	21,972,877
Basic and diluted net (loss) income per share of common stock	$ (0.19)	$ 0.22	$ 0.35	$ (0.08)
Class B [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (1,195,402)	$ 1,410,769	$ 2,222,201	$ (473,752)
Denominator:
Basic and diluted weighted average shares outstanding	6,325,000	6,325,000	6,325,000	6,216,507
Basic and diluted net (loss) income per share of common stock	$ (0.19)	$ 0.22	$ 0.35	$ (0.08)